Summary of Significant Accounting Policies (Details) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Anti-dilutive equity securities	46,027,476	159,830,830
Stock Options
Anti-dilutive equity securities	34,303,385	31,703,385
Warrant
Anti-dilutive equity securities	9,474,091	103,994,927
Convertible Promissory Notes
Anti-dilutive equity securities	2,250,000	24,112,518